DESCRIPTION OF BUSINESS, ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Variable Interest Entity, Primary Beneficiary [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank borrowings collateral amount restricted cash	¥ 7,727	¥ 10,396
Beijing Ronglian Yitong Information Technology Co., Ltd. [Member] | Equity Pledge Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of equity interest pledged	1.55%
Beijing Ronglian Yitong Information Technology Co., Ltd. [Member] | Exclusive Option Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum value for sale of assets	¥ 500,000